General and Administrative Expense (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General and Administrative Expense
Professional and Contract Services Expense						$ 63,867	$ 28,353	$ 13,362
Other Credit Related Expense						47,544	75,715	12,484
Foreclosed Real Estate Expense						35,306	21,617	21,661
Regulatory and other agency fees						29,032	14,899	15,286
Marketing and Advertising Expense						17,667	18,598	8,978
Loan origination expense						9,183	7,431	8,793
Loan Portfolio Expense						8,889	9,346	5,105
Tygris Indemnification Asset, Write Offs				8,680		8,680	22,023	0
Gains (Losses) on Extinguishment of Debt	(5,735)					0	10,341	0
Other Expenses						31,349	30,545	24,913
General and Administrative Expense		$ 76,600	$ 48,650	$ 147,534	$ 121,216	$ 251,517	$ 238,868	$ 110,582